Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
6. Revenue from Contracts with Customers:

Revenue Recognition Model
As described in Note 2, the Company applies the five-step revenue recognition model to each contract with its customers.
Evidence of a contract between the Company and its customers may take the form of a master service agreement (“MSA”), a MSA in combination with an underlying purchase order, a combination of a pricing quote with an underlying purchase order or an individual purchase order received from a customer. The Company and certain of its customers enter into MSAs that establish the terms, including prices, under which orders to purchase goods may be placed. In cases where the MSA contains a distinct order for goods or contains an enforceable minimum quantity to be purchased by the customer, the Company considers the MSA to be evidence of a contract between the Company and its customer as the MSA creates enforceable rights and obligations. In cases where the MSA does not contain a distinct order for goods, the Company’s contract with a customer is the purchase order issued under the MSA. Customers of the Company may also negotiate orders via pricing quotes, which typically detail product pricing, delivery terms and payment information. When a customer procures goods under this method, the Company considers the combination of the pricing quote and the purchase order to create enforceable rights and obligations. Absent either a MSA or pricing quote, the Company considers an individual purchase order remitted by a customer to create enforceable rights and obligations.
The Company identifies a performance obligation in a contract for each promised good that is separately identifiable from other promises in the contract and for which the customer can benefit from the good. The majority of the Company’s contracts have a single performance obligation, which is the promise to transfer individual goods to the customer. Single performance obligations are satisfied according to the shipping terms noted within the MSA or purchase order. The Company has certain contracts that include multiple performance obligations under which the purchase price for each distinct performance obligation is defined in the contract. These distinct performance obligations may include stand-ready provisions, which are arrangements to provide a customer assurance that they will have access to output from the Company’s manufacturing facilities, or monthly reservations of capacity fees. The Company considers stand-ready provisions and reservation of capacity fees to be performance obligations satisfied over time. Revenues related to stand-ready provisions and reservation of capacity fees are recognized on a ratable basis throughout the contract term and billed to the customer on a monthly basis.
Revenue from product sales are recorded at the sales price, which includes estimates of variable consideration for which reserves are established and which result from discounts, returns or other allowances that are offered within contracts between the Company and its customers.
The Company recognizes revenues when performance obligations under the terms of a contract with its customer are satisfied, which generally occurs at a point in time by transferring control of a product to the customer. The Company determines the point in time when a customer obtains control of a product and the Company satisfies the performance obligation by considering factors including when the Company has a right to payment for the product, the customer has legal title to the product, the Company has transferred possession of the product, the customer has assumed the risks and rewards of ownership of the product and the customer has accepted the product. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods. The Company does not have any significant payment terms as payment is received at, or shortly after, the point of sale.
Ecoservices
Contracts between the Company’s Ecoservices segment and its customers are typically evidenced by entering into a MSA which generally has a term in excess of one year. Though each MSA is unique, the terms may include performance obligations such as stand-ready provisions and minimum purchase requirements.
MSAs within the Ecoservices segment may contain raw material pricing adjustments which are typically based on a commodity index or Ecoservices’ cost to acquire the commodity. The Company’s exposure to fluctuations in raw material prices is limited, as the majority of pass-through contract provisions reset based on fluctuations in the underlying raw material price. These raw material pass-through provisions reset on a periodic basis and prospectively adjust the raw material cost component of the goods sold to the customer. The Company accounts for the raw material costs on a prospective basis, as the price changes affect the future consideration of the sale of goods.
Stand-ready provisions within these contracts are billed on a monthly basis, as the performance obligation resets on a monthly basis and does not carry-over to the following month. Certain of the Company’s Ecoservices MSAs contain minimum purchase requirements that expire within the calendar year. The Company reviews each contract with minimum purchase requirements to determine if the customer will meet the provisions within the current calendar year. During the year ended December 31, 2020, some customers fell short of monthly orders due to the pandemic and take-or-pay
provisions within contracts were acted upon. In 2019, there have been no issues in which Ecoservices customers failed to meet their contractual obligations.
Catalyst Technologies
The Company’s Catalyst Technologies segment sells customized products to its customers through its Silica Catalyst product group. These customized products are reformulations of existing Catalyst Technologies products, tailored to meet individual customer specifications. Prior to entering into an arrangement, the Company will allow a customer to obtain a sample of goods to ensure that it meets their needs. The customer will enter into a long-term supply arrangement that outlines the specification of the products to be sold and contains terms and conditions under which purchase orders are issued. These supply arrangements typically have a duration from one to ten years. Although the duration of these supply arrangements are in excess of one year, a contract is formed between the Company and its customer upon receipt of a purchase order.
Contract Assets and Liabilities
A contract asset is a right to consideration in exchange for goods that the Company has transferred to a customer when that right is conditional on something other than the passage of time. A contract liability exists when the Company receives consideration in advance of the fulfillment of its performance obligations. The Company has no contract assets or liabilities recorded on its consolidated balance sheets as of December 31, 2020 and 2019, respectively.
Practical Expedients and Accounting Policy Elections
The Company has elected to use certain practical expedients and has made certain accounting policy elections as permitted under the new revenue recognition guidance. The majority of the Company’s contracts with customers are based on an individual purchase order; thus, the duration of these contracts are for one year or less. As described above, the Company’s performance obligations reset either monthly or at the end of the calendar year. The Company has made an accounting policy election to omit certain disclosures related to these performance obligations, as the initial term of the Company’s performance obligations are for a term of one year or less.
The Company uses an output method to recognize revenues related to performance obligations satisfied over time. These performance obligations, as described above, are satisfied within a calendar year. As such, the Company has elected to utilize the
“as-invoiced”
practical expedient, which permits the Company to recognize revenue in the amount to which it has a right to invoice the customer, provided that the amount corresponds directly with the value provided by the performance obligation as completed to date.
When the Company performs shipping and handling activities after the transfer of control to the customer (e.g. when control transfers prior to delivery), they are considered fulfillment activities as opposed to separate performance obligations, and the Company recognizes revenue upon the transfer of control to the customer. Accordingly, the costs associated with these shipping and handling activities are accrued when the related revenue is recognized under the Company’s policy election. The Company does not utilize sales-based commissions plans, and as a result, the Company does not capitalize any costs which could be considered incremental costs of obtaining a contract. Sales, value added and other taxes the Company collects concurrent with revenue producing activities are excluded from revenues.
Disaggregated Revenue
The Company’s primary means of disaggregating revenues is by reportable segment, which can be found in Note 14 to these consolidated financial statements.
The Company’s portfolio of products are integrated into a variety of end uses, which are described in the table below:

Key End Uses	Key Products
Industrial & process chemicals	• Sulfur derivatives for industrial production

• Treatment services

Fuels & emission control	• Refining catalysts

• Emission control catalysts

• Catalyst recycling services

Packaging & engineered plastics	• Catalysts for high-density polyethlene and chemicals syntheses

• Antiblocks for film packaging

• Sulfur derivatives for nylon production

Natural resources	• Sulfur derivatives for mining

The following table disaggregates the Company’s sales, by segment and end use, for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31, 2020
	Ecoservices	Catalyst Technologies	Total
Industrial & process chemicals	$70,648	$125	$70,773
Fuels & emission control (1)	225,042	—	225,042
Packaging & engineered plastics	38,772	93,882	132,654
Natural resources	67,451	—	67,451

Total	$401,913	$94,007	$495,920

	Year ended December 31, 2019
	Ecoservices	Catalyst Technologies	Total
Industrial & process chemicals	$80,661	$109	$80,770
Fuels & emission control (1)	252,293	—	252,293
Packaging & engineered plastics	48,056	85,558	133,614
Natural resources	66,070	—	66,070

Total	$447,080	$85,667	$532,747

	Year ended December 31, 2018
	Ecoservices	Catalyst Technologies	Total
Industrial & process chemicals	$77,866	$86	$77,952
Fuels & emission control (1)	246,452	—	246,452
Packaging & engineered plastics	59,168	72,013	131,181
Natural resources	72,076	—	72,076

Total	$455,562	$72,099	$527,661

(1)	As described in Note 1, the Company experiences seasonal sales fluctuations to customers in the fuels & emission control end use.